Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	247,000,000
Common stock, shares issued	7,362,046	4,724,161	943,735
Common stock, shares outstanding	7,362,046	4,724,161	943,735